Share-based plan - Activity of RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding (shares)	15,005,628	16,189,406
Granted (shares)	4,232,416	3,305,977
Forfeited (shares)	(1,178,100)	(1,751,949)
Vested (shares)	(4,293,155)	(2,737,806)
Outstanding (shares)	13,766,789	15,005,628
Restricted Stock Units [Member]
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding (shares)	14,426,088	14,600,588
Granted (shares)	4,230,097	3,279,640
Forfeited (shares)	(853,097)	(716,334)
Vested (shares)	(4,293,155)	(2,737,806)
Outstanding (shares)	13,509,933	14,426,088
Performance Stock Units [Member]
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding (shares)	579,540	1,588,818
Granted (shares)	2,319	26,337
Forfeited (shares)	(325,003)	(1,035,615)
Vested (shares)	0	0
Outstanding (shares)	256,856	579,540